Consolidated Statements of Income and Comprehensive Income	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Product development [Member] USD ($)	Dec. 31, 2011 Product development [Member] CNY	Dec. 31, 2010 Product development [Member] CNY	Dec. 31, 2009 Product development [Member] CNY	Dec. 31, 2011 Sales and marketing [Member] USD ($)	Dec. 31, 2011 Sales and marketing [Member] CNY	Dec. 31, 2010 Sales and marketing [Member] CNY	Dec. 31, 2009 Sales and marketing [Member] CNY	Dec. 31, 2011 General and administrative [Member] USD ($)	Dec. 31, 2011 General and administrative [Member] CNY	Dec. 31, 2010 General and administrative [Member] CNY	Dec. 31, 2009 General and administrative [Member] CNY	Dec. 31, 2011 Ordinary share [Member] USD ($)	Dec. 31, 2011 Ordinary share [Member] CNY	Dec. 31, 2010 Ordinary share [Member] CNY	Dec. 31, 2009 Ordinary share [Member] CNY	Dec. 31, 2011 ADS [Member] USD ($)	Dec. 31, 2011 ADS [Member] CNY	Dec. 31, 2010 ADS [Member] CNY	Dec. 31, 2009 ADS [Member] CNY
Revenue:
Hotel reservation	$ 236,244,436	1,486,898,858	1,278,043,673	940,682,312
Air-ticketing	228,335,081	1,437,118,164	1,206,921,479	868,379,184
Packaged-tour	84,945,770	534,640,183	380,307,487	175,867,386
Corporate travel	25,677,263	161,610,123	129,658,427	83,136,519
Others	16,847,561	106,036,864	71,781,955	54,496,575
Total revenues	592,050,111	3,726,304,192	3,066,713,021	2,122,561,976
Less: business tax and related surcharges	(36,260,437)	(228,219,564)	(185,479,524)	(134,555,018)
Net revenues	555,789,674	3,498,084,628	2,881,233,497	1,988,006,958
Cost of revenues	(127,922,240)	(805,129,784)	(625,261,342)	(450,602,773)
Gross profit	427,867,434	2,692,954,844	2,255,972,155	1,537,404,185
Operating expenses:
Product development	(95,566,400)	(601,485,367)	(453,853,000)	(308,451,348)
Sales and marketing	(99,238,896)	(624,599,686)	(453,292,701)	(345,289,299)
General and administrative	(63,692,722)	(400,875,621)	(294,701,167)	(196,297,316)
Total operating expenses	(258,498,018)	(1,626,960,674)	(1,201,846,868)	(850,037,963)
Income from operations	169,369,416	1,065,994,170	1,054,125,287	687,366,222
Interest income	16,842,126	106,002,655	37,585,865	17,392,472
Other income	18,688,528	117,623,725	99,125,516	60,801,280
Income before income tax expense, equity in income of affiliates and noncontrolling interests	204,900,070	1,289,620,550	1,190,836,668	765,559,974
Income tax expense	(41,657,196)	(262,186,225)	(205,016,961)	(131,658,085)
Equity in income of affiliates	9,139,934	57,525,830	66,171,992	32,869,419
Net income	172,382,808	1,084,960,155	1,051,991,699	666,771,308
Less: Net income attributable to noncontrolling interests	(1,357,705)	(8,545,258)	(3,921,959)	(7,797,686)
Net income attributable to Ctrip's shareholders	171,025,103	1,076,414,897	1,048,069,740	658,973,622
Net income	172,382,808	1,084,960,155	1,051,991,699	666,771,308
Other comprehensive income:
Foreign currency translation	(15,070,371)	(94,851,411)	(70,001,987)	1,652,997
Unrealized securities holding gains / (losses)	(43,945,241)	(276,586,950)	346,716,514	17,243,654
Total comprehensive income	113,367,196	713,521,794	1,328,706,226	685,667,959
Less: Comprehensive income attributable to noncontrolling interests	(1,357,705)	(8,545,258)	(3,921,959)	(9,390,353)
Comprehensive income attributable to Ctrip's shareholders	112,009,491	704,976,536	1,324,784,267	676,277,606
Earnings per ordinary share/ADS
Basic																	$ 4.75	29.92	29.62	19.62	$ 1.19	7.48	7.4	4.9
Diluted																	$ 4.5	28.3	27.89	18.69	$ 1.12	7.08	6.97	4.67
Weighted average ordinary shares outstanding
Basic shares	35,977,063	35,977,063	35,385,451	33,592,334
Diluted shares	38,030,974	38,030,974	37,577,056	35,250,335
Share-based compensation included in Operating expense above is as follows:
Share-based compensation	$ (54,464,061)	(342,791,357)	(242,561,458)	(130,528,827)	$ (15,722,419)	(98,955,335)	(64,254,080)	(33,862,928)	$ (7,656,782)	(48,191,019)	(33,202,984)	(18,864,102)	$ (31,084,860)	(195,645,003)	(145,104,394)	(77,801,797)